Financial instruments - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	$ 3,546	$ 1,049
Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	3,546	1,049
Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	1,366,899	1,575,196
Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	1,366,899	1,575,196
Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	202,680	144,156
Unsecured notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	202,680	144,156
Unsecured notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Unsecured notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Unsecured other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Unsecured other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Unsecured other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	86,420
Lease liabilities | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0
Lease liabilities | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	86,420
Lease liabilities | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0
Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Advances received on contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Advances received on contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Advances received on contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, liabilities	0	0
Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	1,810	484
Forward exchange contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Forward exchange contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	1,810	484
Forward exchange contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	382	7,205
Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	382	7,205
Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Forward cap contracts
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	157	725
Forward cap contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Forward cap contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	157	725
Forward cap contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Commodity swap
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	1,781
Commodity swap | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0
Commodity swap | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	1,781
Commodity swap | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0
Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	33,455	26,047
Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	33,455	26,047
Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value, assets	0	0
Financial liabilities at fair value
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	3,546	1,049
Financial liabilities at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	3,546	1,049
Financial liabilities not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	1,895,154	1,848,354
Financial liabilities not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	1,360,946	1,560,002
Financial liabilities not measured at fair value | Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	198,264	148,166
Financial liabilities not measured at fair value | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	159,038	60,342
Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	88,445
Financial liabilities not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	88,062	79,442
Financial liabilities not measured at fair value | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, liabilities	399	402
Financial assets at fair value
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	4,130	8,414
Financial assets at fair value | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	1,810	484
Financial assets at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	382	7,205
Financial assets at fair value | Forward cap contracts
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	157	725
Financial assets at fair value | Commodity swap
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	1,781
Financial assets not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	466,036	467,047
Financial assets not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	37,736	30,728
Financial assets not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	224,664	263,186
Financial assets not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Carrying amount, assets	$ 203,636	$ 173,133